Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities:
Net income (loss) for the period	$ 2,271,399	$ (1,931,175)
Changes in operating assets and liabilities:
Stock-based compensation	153,922	84,721
Stock to be issued for services		51,208
Stock issued for services		39,478
Depletion	1,959,153	66,549
Depreciation	173,839	11,180
Accretion of asset retirement obligation	52,732	224,828
Accretion and accrued interest expense	27,419	26,816
Interest income	(11,776)	(14,149)
Finance costs	150,000
Change in fair value of derivative liability	(3,840)	568,773
Unrealized foreign exchange (gain) loss		113
(Gain) loss on debt settlement	3,439	(71,282)
Gain on net monetary position	(2,708,433)
Restricted cash		484
Amounts receivable	1,598,408	(368,802)
Prepaid expenses and deposits	(491,561)	(34,516)
Accounts payable and accrued liabilities	2,076,982	862,632
Net cash provided by (used in) operating activities	5,251,683	(483,142)
Investing activities:
Property and equipment expenditures	(47,344)	(15,027)
Oil and gas properties expenditures	(19,927,785)	(535,694)
Advances from JV partner	14,033,375
Net cash used in investing activities	(5,941,754)	(550,721)
Financing activities:
Proceeds from stock subscriptions received, net		12,777,434
Proceeds from exercise of options	135,592	3,997
Proceeds from exercise of warrants	2,215	11,664
Proceeds from loans payable	2,105,386
Repayments of loans payable	(33,806)	(321,027)
Repayment of notes receivable	41,365
Lease payments	(76,251)	(1,612)
Net cash provided by financing activities	2,174,501	12,470,456
Effect of exchange rate changes on cash and cash equivalents	(21,575)	174,964
Net increase in cash and cash equivalents	1,462,855	11,611,557
Cash and cash equivalents, beginning of year	926,061	1,026,990
Cash and cash equivalents, end of year	2,388,916	12,638,547
Supplemental information:
Taxes paid
Interest paid on credit facilities	16,883	1,627
Non-cash investing and financing activities:
Stock issued for debt settlement	142,626	391,021
Stock issued for prepaid expenses		79,013
Right-of-use asset additions	$ 236,201